Share repurchase programs	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share repurchase programs
Note 22: Share repurchase programs

From time to time, the Bank may seek to repurchase and retire equity securities of the Bank, through cash purchase, privately negotiated transactions, or otherwise. Such transactions, if any, depend on prevailing market conditions, liquidity and capital requirements, contractual restrictions, and other factors.

Common Share Repurchase Program

On February 10, 2021, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2022.

On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.

On February 13, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to February 29, 2024.
On December 5, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to December 31, 2024.

On July 22, 2024, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.1 million common shares through to December 31, 2024.

On December 9, 2024, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.7 million common shares through to December 31, 2025.

In the year ended December 31, 2024, the Bank repurchased and retired 4,490,940 shares.

	Year ended December 31
Common share repurchases	2024	2023	2022
Acquired number of shares (to the nearest 1)	4,490,940	3,133,717	102,000
Average cost per common share	34.58	28.27	38.21
Total cost (in US dollars)	155,305,756	88,590,240	3,897,268